Related Party Transactions - Additional Information (Details) - USD ($)		9 Months Ended	12 Months Ended
	Sep. 26, 2022	Sep. 25, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 22, 2021
Related Party Transaction
Inventory purchased from related party			$ 1,942,000
Accounts payable to related party			5,733,000	$ 0
Net proceeds from various related parties	$ 293,717,000		293,700,000
Non-cash activity			5,183,000
Lease assets			3,128,000	3,471,000
Current portion of lease liabilities			1,312,000	1,146,000
Long-term portion of lease liabilities			1,913,000	2,423,000
Manufacturing costs	3,402,000			4,442,000	$ 4,536,000
Operating expenses	$ 2,702,000			2,166,000	6,454,000
Capital contribution from parent		$ 59,051,000	59,051,000	85,493,000	56,176,000
Interest expense related party			475,000	293,000	186,000
Related party debt borrowings			15,333,000	2,100,000	5,533,000
Principal amount settled			20,766,000
Accrued interest settled			844,000
Loans Payable
Related Party Transaction
Interest expense related party		$ 0		59,000	$ 51,000
Third Line of Credit Agreement | Line of Credit
Related Party Transaction
Line of credit				100,000
Line of credit, maximum borrowing capacity				$ 60,000,000
Stated interest rate				6.60%
First Line of Credit Agreement | Line of Credit
Related Party Transaction
Line of credit				$ 0
Line of credit, maximum borrowing capacity						$ 5,000,000
Stated interest rate						6.60%
Second Line of Credit Agreement | Line of Credit
Related Party Transaction
Line of credit				5,333,000
Line of credit, maximum borrowing capacity				$ 10,000,000
Stated interest rate				6.60%
Harley Davidson Inc.
Related Party Transaction
Inventory purchased from related party			1,935,000
Related party expenses			3,485,000
Service from related party			3,791,000
Due from related party			137,000
Revenue from related party			141,000
Related party, cost of sales			100,000
Lease assets			398,000
Current portion of lease liabilities			140,000
Long-term portion of lease liabilities			258,000
Operating lease, rent expense			45,000
Harley Davidson Inc. | Electric motorcycles
Related Party Transaction
Due from related party			388,000
Harley Davidson Inc. | Line of Credit
Related Party Transaction
Related party debt borrowings			$ 15,333,000